Pensions and Other Benefit Plans (Tables)	6 Months Ended
Jul. 02, 2023
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans sponsored by the Company for 2022, 2021 and 2020 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Service cost	$8	$7	$6	$—	$—	$—
Interest cost	4	2	3	—	1	—
Recognized actuarial losses (gain)	4	6	5	—	(1)	—
Curtailments and settlements	—	—	1	—	—	—
Expected return on plan assets	(1)	—	—	—	—	—
Net periodic benefit cost	$15	$15	$15	$—	$—	$—
Net periodic benefit costs for the Company’s defined benefit retirement plans sponsored by the Company for the fiscal three and six months ended July 2, 2023 and July 3, 2022, included the following components:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Service cost	$5	$2	$10	$4
Interest cost	7	1	10	2
Recognized actuarial gain	—	1	—	2
Expected return on plan assets	(7)	—	(10)	—
Net periodic benefit cost	$5	$4	$10	$8

Defined Benefit Plan, Assumptions
The following table represents the weighted-average actuarial assumptions:

	Retirement Plans			Other Benefit Plans
Worldwide Benefit Plans	2022	2021	2020	2022	2021	2020
Net Periodic Benefit Cost
Service cost discount rate	2.3%	1.2%	1.5%	—%	—%	—%
Interest cost discount rate	3.1%	0.7%	1.0%	—%	—%	—%
Rate of increase in compensation levels	2.5%	2.7%	2.7%	—%	—%	—%
Expected long-term rate of return on plan assets	2.9%	2.1%	2.5%	—%	—%	—%
Benefit Obligation
Discount rate	4.2%	1.4%	1.1%	12.3%	11.5%	13.3%
Rate of increase in compensation levels	2.7%	2.7%	2.7%	—%	—%	—%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2022	2021	2022	2021
Amounts Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Net periodic benefit cost	$15	$15	$—	$—
Net actuarial gain (1)	(82)	(21)	—	—
Amortization of net actuarial loss	(4)	(6)	—	—
Effect of exchange rates	(6)	(7)	—	1
Total (income)/loss recognized in other comprehensive income, before tax	$(92)	$(34)	$—	$1
Total recognized in net periodic benefit cost and other comprehensive income	$(77)	$(19)	$—	$1
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(1) The actuarial gain for retirement plans in 2022 was primarily related to increases in discount rates

Schedule of Expected Benefit Payments	The following table displays the projected future benefit payments from the Company’s defined benefit retirement plans and other benefit plans:

(Dollars in Millions)	2023	2024	2025	2026	2027	2028- 2032
Projected future benefit payments
Retirement plans	$10	$11	$12	$12	$13	$80
Other benefit plans	$—	$—	$—	$—	$—	$2

Defined Benefit Plan, Plan Assets, Allocation
The Company’s retirement plan asset allocation at the end of 2022 and 2021 and target allocations for 2023 are as follows:

	Percent of Plan Assets		Target Allocation
Worldwide Retirement Plans	2022	2021	2023
Equity securities	42%	—%	42%
Debt securities	56%	—%	56%
Other assets	2%	100%	2%
Total plan assets	100%	100%	100%

Schedule of Allocation of Plan Assets
The following table sets forth the Retirement Plans' investments measured at fair value as of January 1, 2023 and January 2, 2022:

	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Assets
(Dollars in Millions)	2022	2021	2022	2021	2022	2021	2022	2021
Debt instruments	$—	$—	$9	$—	$—	$—	$9	$—
Equity securities	9	—	—	—	—	—	9	—
Other assets	—	—	—	—	1	—	1	—
Investments at fair value	$9	$—	$9	$—	$1	$—	$19	$—

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets
The following table sets forth information related to the benefit obligation and the fair value of plan assets at fiscal year-end 2022 and 2021 for the defined benefit retirement plans and other benefit plans sponsored by the Company:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2022	2021	2022	2021
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$303	$347	$5	$5
Service cost	8	7	—	—
Interest cost	4	2	—	1
Actuarial gain (1)	(82)	(21)	—	—
Curtailments, settlements & restructuring	—	—	—	—
Benefits paid from plan	(8)	(9)	—	—
Effect of exchange rates	(19)	(23)	—	(1)
Other (2)	29	—	—	—
Projected benefit obligation - end of year	$235	$303	$5	$5
Change in Plan Assets
Plan assets at fair value - beginning of year	$—	$—	$—	$—
Company contributions	9	9	—	—
Benefits paid from plan assets	(8)	(9)	—	—
Actual return on plan assets	(1)	—	—	—
Effect of exchange rates	(2)	—	—	—
Transfers	21	—		—
Plan assets at fair value - end of year	19	—	—	—
Funded status - end of year	(216)	(303)	—	—
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Accrued liabilities	(7)	(6)	—	—
Employee related obligations - non-current	(209)	(297)	(5)	(5)
Total recognized in the Combined Balance Sheets - end of year	(216)	(303)	(5)	(5)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial (gain) loss	(15)	79	(4)	(4)
Prior service cost	4	2	—	—
Total before tax effects	(11)	81	(4)	(4)

Accumulated Benefit Obligations - end of year	$204	$262	$3	$3
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(1)The actuarial gain for retirement plans in 2022 was primarily related to increases in discount rates
(2)This amount includes $25 million related to new unfunded pension plans included in the balance during 2022 from the Parent and other pension plans. See Note 9.